Sales and marketing expenses and General and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Sales and marketing expenses and General and administrative expenses [Table]
Sales and marketing expense	$ 9,892	$ 4,842	$ 19,811	$ 11,977
General and administrative expense	36,460	27,003	79,117	51,327
Salaries And Wages [Member]
Sales and marketing expenses and General and administrative expenses [Table]
Sales and marketing expense	7,639	3,828	15,419	9,509
General and administrative expense	21,574	15,068	42,630	29,415
Marketing Expenses [Member]
Sales and marketing expenses and General and administrative expenses [Table]
Sales and marketing expense	2,253	1,014	4,392	2,468
Third Party Services [Member]
Sales and marketing expenses and General and administrative expenses [Table]
General and administrative expense	7,792	6,032	15,601	10,806
Other Operating Expenses [Member]
Sales and marketing expenses and General and administrative expenses [Table]
General and administrative expense	$ 7,094	$ 5,903	$ 20,886	$ 11,106